UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6076
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  June 30, 2019

Item 1. Schedule of Investments.

Premise Capital Frontier Advantage Diversified Tactical ETF
Schedule of Investments
June 30, 2019 (Unaudited)
Shares	Security Description	Value
	EXCHANGE TRADED FUNDS - 99.1%
	Finance and Insurance - 99.1% t
20,583	iShares 20+ Year Treasury Bond ETF	$2,733,628
160,476	iShares Core MSCI EAFE ETF	9,853,226
24,114	iShares Core MSCI Emerging Markets ETF	1,240,424
7,727	iShares Core S&P Small-Cap ETF	604,870
8,954	iShares Core U.S. Aggregate Bond ETF	997,028
5,754	iShares TIPS Bond ETF	664,529
57,147	Schwab U.S. REIT ETF	2,539,613
64,504	SPDR S&P 500 ETF Trust +	18,899,672
29,794	SPDR S&P International Small Cap ETF	892,330
2,167	SPDR S&P MidCap 400 ETF Trust	768,397
38,083	Xtrackers USD High Yield Corporate Bond ETF	1,911,386
	TOTAL EXCHANGE TRADED FUNDS (Cost $39,735,620)	41,105,103

	SHORT-TERM INVESTMENTS - 0.7%
281,869	Fidelity Investments Money Market Funds - Government Portfolio, Class I, 2.26% *	281,869
	TOTAL SHORT-TERM INVESTMENTS (Cost $281,869)	281,869
	TOTAL INVESTMENTS - 99.8% (Cost $40,017,489)	41,386,972
	Other Assets in Excess of Liabilities - 0.2%	101,476
	NET ASSETS - 100.0%	$41,488,448

Percentages are stated as a percent of net assets.

t
To the extent that the Fund invests more heavily in underlying investment companies of certain sectors or strategies, its performance will be especially sensitive to developments that significantly affect those sectors or strategies.

+
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

*	Rate shown is the annualized seven-day yield as of June 30, 2019.

Summary of Fair Value Disclosure at June 30, 2019 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2019:

Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$41,105,103	$-	$-	$41,105,103
Short-Term Investments	281,869	-	-	281,869
Total Investments in Securities	$41,386,972	$-	$-	$41,386,972
^ See Schedule of Investments for breakout of investments by sector classification.

For the period ended June 30, 2019, the Fund did not recognize any transfers to or from Level 3.

Item 2. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)  /s/ Kristina R. Nelson
   Kristina R. Nelson, President (principal executive officer)

Date  August 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Kristina R. Nelson
 Kristina R. Nelson, President (principal executive officer)

Date  August 22, 2019

By (Signature and Title)*  /s/ Kristen M. Weitzel
  Kristen M. Weitzel, Treasurer (principal financial officer)

Date  August 22, 2019

* Print the name and title of each signing officer under his or her signature.